Microsoft Investment - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 03, 2014	Apr. 29, 2017	May 02, 2015	Apr. 30, 2016	Apr. 27, 2012
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price paid in cash			$ 76,175
Aggregate purchase price, paid by shares		2,737,290	2,737,290
Common stock, par value		$ 0.001		$ 0.001
B&N Education, LLC
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price	$ 124,850
Percentage of business contingent payment agreement	22.70%
Business contingent payment agreement, Description	the parties entered into a Digital Business Contingent Payment Agreement, pursuant to which Microsoft is entitled to receive 22.7% of the proceeds from, among other events or transactions, (1) any future dividends or other distributions received from Barnes & Noble’s NOOK digital business at any time until the date that is three years from the closing, subject to a one-year extension under certain circumstances, and (2) the sale of Barnes & Noble’s NOOK digital business at any time until the date that is three years from the closing, subject to a one-year extension under certain circumstances.
B&N Education, LLC | Common Stock
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price, paid by shares	2,737,290
Common stock, par value	$ 0.001
B&N Education, LLC | Series A Preferred
Subsidiary, Sale of Stock [Line Items]
Preferred stock issued, aggregate purchase price	$ 300,000
Aggregate purchase price paid in cash	$ 62,425
B&N Education, LLC | Morrison | Series A Preferred
Subsidiary, Sale of Stock [Line Items]
Preferred Stock, shares issued					300,000
Preferred stock issued, aggregate purchase price					$ 300,000